Commitments and Contingencies (Details Narrative) € in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) ft²	Feb. 28, 2019 USD ($)	Mar. 31, 2019 USD ($) ft²	Dec. 31, 2018 USD ($) ft²	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($) ft²
Security deposit						$ 20,000
Rent expense				162,000		$ 131,000
Operating Lease [Member]
Area of a land | ft²						7,700
Lease expiration date		Expires in January 2021				Expires in November 2022
Monthly rent expense	$ 15,000	$ 850				$ 11,000
Security deposit	$ 11,000		$ 11,000	11,000		$ 11,000
Lease term						12 months
Medica Spa [Member]
Purchase commitment				$ 2,900,000
Medica Spa [Member] | EURO Currency [Member]
Purchase commitment | €					€ 2,500
License and Supply Agreement [Member] | Medica Spa [Member]
Purchase commitment			2,032,000
License and Supply Agreement [Member] | Medica Spa [Member] | EURO Currency [Member]
Purchase commitment			$ 1,789,000		€ 2,500
Rental Agreement [Member]
Area of a land | ft²	16,000		16,000	16,000
Lease expiration date			Expires in November 2020	Lease expires in November 2020	Lease expires in November 2020
Monthly rent expense			$ 6,000	$ 6,000
Security deposit	$ 7,000		$ 7,000	$ 7,000